Business Combination and Integration (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS AND INTEGRATION [Abstract]
Acquisition-related and integration-related charges
The following table presents acquisition-related and integration-related charges incurred during the period.

	For the year ended December 31,
$ in millions	2012	2011	2010
Acquisition-related charges	—	—	5.7
Integration-related charges:
Staff costs	0.1	2.8	39.1
Technology, contractor and related costs	0.6	11.0	53.4
Professional services	7.5	15.6	51.8
Total integration-related charges	8.2	29.4	144.3
Total transaction and integration charges	8.2	29.4	150.0